Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 282,224	$ 297,758	$ 445,351
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	264,804	265,316	267,948
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	14,856	29,757	173,056
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 2,564	$ 2,685	$ 4,347